ASSET RETIREMENT OBLIGATIONS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Percentage of discounted	8.00%	8.00%	8.00%	8.00%
Asset retirement obligation of sales		$ 576,036	$ 684,679	$ 383,450